Employee Benefits - Summary of Assumptions Used for Employees for the Measurement of Retirement Indemnity to Employees (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Population Description	Permanent staff
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
Discount rate (as a percent)	3.20%	3.59%
Within 1 Year
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)	3.00%	3.00%
Beyond
Disclosure of defined benefit plans [line items]
Salary growth rate (as a percent)	3.00%	3.00%